Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 7,493,875	$ 4,511,377
Restricted cash	1,860,930	4,210,381
Accounts receivable	400,941	299,359
Other receivables	47,070	51,834
Current tax assets	7,047	21,174
Prepayment	648,064	2,135,731
Other financial assets - current	7,100,069	5,397,240
Other current assets	95,955	160,844
Total current assets	17,653,951	16,787,940
Non-current assets:
Property, plant and equipment	926,596	366,350
Right-of use assets	3,453,417	4,556,692
Other intangible assets	421,814	391,737
Goodwill		287,285
Other financial assets - non-current	675,134	721,346
Other non-current assets	20,769	209,316
Total non-current assets	5,497,730	6,532,726
Total assets	23,151,681	23,320,666
Current liabilities:
Contract liabilities - current	1,869,172	1,735,806
Accounts payable	1,851,494	1,687,449
Other payables	3,711,946	2,053,402
Other payables to related parties	2,465,324	1,723,390
Current tax liabilities	5,888	3,909
Current provisions	74,595	68,944
Lease liabilities - current	1,126,510	1,177,303
Long-term borrowings, current potion	832,233	332,974
Current preference share liabilities		406,366
Other current liabilities - receipts under custody	11,705,838	11,854,693
Other current liabilities	130,333	111,754
Total current liabilities	23,773,333	21,155,990
Non-current liabilities:
Long-term borrowings	2,810	800,913
Lease liabilities - non-current	2,780,453	3,789,208
Non-current preference share liabilities	0	1,569,999
Other non - current liabilities	172,860	299,136
Total non-current liabilities	2,956,123	6,459,256
Total liabilities	26,729,456	27,615,246
Equity attributable to owners of parent:
Share capital	88,408	80,866
Advance receipts for share capital		2,000,000
Capital surplus	130,456,061	51,678,353
Accumulated deficit	(92,468,883)	(60,612,910)
Other equity	(41,549,740)	2,555,649
Treasury share	(104,515)
Equity attributable to owners of the parent	(3,578,669)	(4,298,042)
Non-controlling interest	894	3,462
Total equity	(3,577,775)	(4,294,580)
Total liabilities and equity	$ 23,151,681	$ 23,320,666